Loans from related companies	6 Months Ended
Jun. 30, 2025
Loans From Related Companies
Loans from related companies

15.	Loans from related companies

The loans from related companies are repayable after one year as of June 30, 2025 (December 31, 2024: repayable on demand or from March 2026 to October 2034). They carry interest at 2.5% p.a below HKD Prime Lending Rate or 4.1% to 4.6% per annum. The loans from related companies are unsecured.

Details of the repayment schedule in respect of the loans from related companies are as follows:

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Loans repayable:
Within one year or on demand	-	-	15,677,958

In the second to fifth years, inclusive	4,794,504	37,636,377	22,985,054
More than five years	735,624	5,774,577	5,019,819
	5,530,128	43,410,954	28,004,873

	5,530,128	43,410,954	43,682,831